Other long-term debt (Schedule of Other Long Term Debt) (Details)		6 Months Ended
		Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Feb. 01, 2016	Dec. 31, 2015 USD ($)		Mar. 05, 2015	Jun. 24, 2014
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 1,579,042,263			$ 1,246,098,525
Total		1,579,042,263			1,246,098,525
Less: current portion of other long-term debt		(686,944,241)			(348,594,822)
Total other long-term debt		$ 892,098,022			897,503,703
Percentage of Equity Directly Attributable to the Group		90.00%
Land use right securing other long-term bank loan		$ 578,973,273			731,783,438
Real estate property under development securing long term debt		336,169,943			128,389,745
Real estate properties held for lease securing debt		38,793,188			36,550,198
Restricted cash		482,125,017			363,137,210
Repayments of other debt		$ 41,075,118	$ 6,925,120
Shandong Xinyuan Renju Real Estate Co., Ltd. ("Shandong Renju") [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group		100.00%
Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. ("Changsha Wanzhuo") [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group		100.00%
Beijing Ruihao Rongtong Real Estate Development Co., Ltd. [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group		55.00%
Kent EB-5 LLC [Member]
Debt Instrument [Line Items]
Loan facility, amount utilized		$ 59,500,000
Loan facility, maximum borrowing amount		$ 60,000,000
Henan Xinyuan Shunsheng Real Estate Co., Ltd. ("Henan Shunsheng") [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group		90.00%
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Jinan Wanzhuo") [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group		95.00%
Stated rate								11.24%
Zhengzhou Shengdao Real Estate Co., Ltd. ("Zhengzhou Shengdao") [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group		80.00%
Stated rate							10.984%
May 2018 Senior Secured Notes due on May 3, 2018 at 13.25% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 179,553,073			186,703,168
Maturity date		May 03, 2018
Stated rate		13.25%
Debt Instrument Covenant Consolidated Fixed Charge Coverage Ratio		1.0		3.0
June 2019 Senior Secured Notes due on June 6, 2019 at 13% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 186,556,097			195,662,295
Maturity date		Jun. 06, 2019
Stated rate		13.00%
Debt Instrument Covenant Consolidated Fixed Charge Coverage Ratio		1.0		3.0
Corporate bonds due on December 28, 2020 at 7.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 149,945,322			152,962,917
Maturity date		Dec. 28, 2020
Stated rate		7.50%
Corporate bonds due on January 27, 2021 at 7.47% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 105,193,734			0
Maturity date		Jan. 27, 2021
Stated rate		7.47%
Corporate bonds due on March 14, 2021 at 7.09% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 75,129,632			0
Maturity date		Mar. 14, 2021
Stated rate		7.09%
Collateralized loan due on April 3, 2016 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]	$ 0			38,453,246
Maturity date		Apr. 03, 2016
Stated rate		11.00%
Collateralized loan due on December 23, 2017 at 9% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 44,871,215			61,221,818
Maturity date		Dec. 23, 2017
Stated rate		9.00%
Collateralized loan due on July 9, 2017 at 9% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 38,946,194			54,484,415
Maturity date		Jul. 09, 2017
Stated rate		9.00%
Collateralized loan due on December 31, 2016 at 12.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]	$ 0			69,129,605
Maturity date		Dec. 31, 2016
Stated rate		12.50%
Collateralized loan due on June 30, 2017 at 12.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]	$ 0			3,079,956
Maturity date		Jun. 30, 2017
Stated rate		12.50%
Collateralized loan due on March 31, 2017 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 30,160,454			38,499,446
Maturity date		Mar. 31, 2017
Stated rate		10.00%
Collateralized loan due on November 20, 2016 at 12.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]	$ 0			46,199,335
Maturity date		Nov. 20, 2016
Stated rate		12.50%
Collateralized loan due on January 7, 2017 at 8.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 7,992,520			0
Maturity date		Jan. 07, 2017
Stated rate		8.50%
Collateralized loan due on June 30, 2017 at 11.8% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]	$ 0			17,709,745
Maturity date		Jul. 15, 2017
Stated rate		11.80%
Collateralized loan due on July 15, 2017 at 11.8% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 14,280,975			14,583,590
Maturity date		Jul. 15, 2017
Stated rate		11.80%
Collateralized loan due on June 25, 2017 at 12% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[2]	$ 52,780,794			69,299,002
Maturity date		Jun. 25, 2016
Stated rate		12.00%
Collateralized loan due on September 17, 2017 at 9% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 10,556,159			10,779,844
Maturity date		Sep. 17, 2017
Stated rate		9.00%
Collateralized loan due on March 31, 2018 at 11.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 22,620,340			0
Maturity date		Mar. 31, 2018
Stated rate		11.00%
Collateralized loan due on April 25, 2018 at 8.05% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 61,527,325			0
Maturity date		Apr. 25, 2018
Stated rate		8.05%
Collateralized loan due on May 10, 2018 at 9.4008% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 45,240,680			0
Maturity date		May 10, 2018
Stated rate		9.40%
Collateralized loan due on May 30, 2018 at 9.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[3]	$ 75,401,134			0
Maturity date		May 30, 2018
Stated rate		9.00%
Collateralized loan due on June 19, 2018 at 9.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 75,401,134			0
Maturity date		Jun. 19, 2018
Stated rate		9.50%
Collateralized loan due on February 28, 2018 at 10.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[4]	$ 29,104,838			0
Maturity date		Feb. 28, 2018
Stated rate		10.50%
Collateralized loan due on February 28, 2018 at 8.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[4]	$ 52,780,794			0
Maturity date		Feb. 28, 2018
Stated rate		8.50%
Non-controlling shareholder's loan due on March 30, 2018, at 9.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[5]	$ 23,072,747			0
Maturity date		Mar. 30, 2018
Stated rate		9.00%
Land use right securing other long-term bank loan		$ 71,343,962			0
Non-controlling Shareholder's Loan Due on June 30, 2016 at 11.24% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[6]	$ 0			28,489,590
Maturity date		Jun. 30, 2016
Stated rate		11.24%
Non-controlling shareholder's loan due on March 13, 2017 at 10.98% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 79,321,993			81,002,834	[7]
Maturity date		Mar. 13, 2017
Stated rate		10.98%
Land use right securing other long-term bank loan		$ 92,091,611			136,098,821
Non-controlling shareholder's loan due on May 13, 2017 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 22,620,340			35,881,483
Maturity date		May 13, 2017
Stated rate		11.00%
Land use right securing other long-term bank loan		$ 22,330,344			41,295,897
Real estate property under development securing long term debt		1,081,221			7,345,027
Fortress Credit Co. LLC loan due on June 9, 2017 at 7.25% plus LIBOR [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[9]	$ 110,193,778			91,956,235
Maturity date		Jun. 09, 2017
Stated rate		7.25%
Restricted cash		$ 30,211,282			29,918,940
Loan facility, amount utilized		110,200,000			110,200,000
Loan facility, maximum borrowing amount		165,000,000			165,000,000
Kent EB-5 LLC loan due on January 23, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[10]	$ 10,000,000			10,000,000
Maturity date		Jan. 23, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on April 30, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[10]	$ 5,000,000			5,000,000
Maturity date		Apr. 30, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on June 25, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[10]	$ 5,000,000			5,000,000
Maturity date		Jun. 25, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on August 4, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[10]	$ 5,000,000			5,000,000
Maturity date		Aug. 04, 2016
Stated rate		5.95%
Kent EB-5 LLC loan due on August 20, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[10]	$ 5,000,000			5,000,000
Maturity date		Aug. 20, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on October 1, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[10]	$ 10,000,000			10,000,000
Maturity date		Oct. 01, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on November 23, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[10]	$ 10,000,000			10,000,000
Maturity date		Nov. 23, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on March 15, 2021 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[10]	$ 9,500,000			0
Maturity date		Mar. 15, 2020
Stated rate		5.95%
Ozarks loan due on July 13, 2017 at 4.5% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[11]	$ 26,290,991			$ 0
Maturity date		Jul. 13, 2017
Stated rate		4.50%

[1]	These loans were paid in full during first half year of 2016.
[2]	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group's 100% equity interest of Shandong Renju.
[3]	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group's 100% equity interest of Changsha Wanzhuo.
[4]	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group's 55% equity interest of Beijing Ruihao Rongtong Real estate development Co., Ltd.
[5]	Pursuant to the agreements with Wanxiang Trustee Co., Ltd. entered into on March 31, 2016, which is the non-controlling shareholder of Henan Shunsheng, this other debt is secured by the Group's 90% equity interest in Henan Shunsheng and the Group's land use rights with net book value of US$71,343,962 (December 31, 2015: US$nil). In addition, Wanxiang Trustee Co., Ltd. has the right to request early repayment at any time and the trust loan has been reclassified to current liabilities as of June 30, 2016.
[6]	Pursuant to the agreements with Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. entered into on June 24, 2014, which is the noncontrolling shareholder of Jinan Wanzhuo, this other long-term debt is secured by the Group's 95% equity interest in Jinan Wanzhuo and the Group's land use rights. This other long-term debt was paid in full in June 2016.
[7]	Pursuant to the agreements with Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. entered into on March 10, 2015, which is the noncontrolling shareholder of Zhengzhou Shengdao, this other long-term debt is secured by the Group's 80% equity interest in Zhengzhou Shengdao and the Group's land use rights with net book value of US$ 92,091,611(December 31, 2015: US$136,098,821).
[8]	Pursuant to the agreements with Wanxiang Trustee Co., Ltd. entered into on May 9, 2015, which is the non-controlling shareholder of Henan Quansheng, this other debt is secured by the Group's 90% equity interest in Henan Quansheng and the Group's land use rights with net book value of US$22,330,344 (December 31, 2015: US$41,295,897) and Group's real estate properties under development with net book value of US$1,081,221(December 31, 2015: US$7,345,027). In addition, Wanxiang Trustee Co., Ltd. has the right to request early repayment at any time and the trust loan has been reclassified to current liabilities as of June 30, 2016.
[9]	Pursuant to the agreements with Fortress Credit Co. LLC entered into on June 9, 2014, this other long-term debt amounting to US$165 million in total with US$110.2 million utilized, is denominated in US$ and is secured by the deposit of US$ 30,211,282(December 31, 2015: US$29,918,940). This deposit is classified as restricted cash on the consolidated balance sheets as of June 30, 2016.
[10]	Pursuant to the agreements with Kent EB-5 LLC entered into on September 23, 2014, this other long-term debt amounting to US$60 million in total with US$59.5 million utilized, is denominated in US$ with mature dates vary from January 23, 2020 to March 15, 2021.
[11]	Pursuant to the Ozarks Term loan, Hudson 888 Owner LLC has agreed to provide security in the form of mortgages and assignment of leases and rents. In addition, XIN Development Group International Inc., agreed to, jointly and severally, provide a number of guarantees, including carve out guaranty, completion guaranty, repayment guaranty and carry guaranty to Ozarks and its successors in relation to the mortgaged property, liabilities of and/or payments to Ozarks.